Convertible Debentures and Derivative Liability (Details) - CAD ($)	1 Months Ended				6 Months Ended
	Nov. 30, 2021	Nov. 23, 2021	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2021
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Convertible debt issued				$ 865,263
Debentures discount percentage					5.00%
Proceeds value					$ 805,000
Cash commission amount					$ 15,000
Interest accrued description					(i) 12% per annum or (ii) Wall Street Prime Rate (currently approximately 3.3%) + 7%, is convertible, at the option of the Debenture holder, into common shares of the Company at a price that is the lesser of (i) $1.25 per share or (ii) a 20% discount to the price of a Liquidity Transaction (defined below). The conversion feature expires (the “Expiry Date”) on the earlier of twenty-four months from execution, or the closing of a registered public offering (the “Liquidity Transaction”).
Interest accrues lesser description					In the event of a default, interest accrues at the lesser of (i) 24% per annum or (ii) the maximum legally authorized rate. The Company has the right to repay the note prior to maturity at 110% of the then outstanding principal and interest. The Company must provide 30 days’ notice and the Lender shall have the right to convert prior to the 30-day notice expiration.
Principal balance outstanding			$ 865,263
Fair value conversion descriptions					The Company determined the fair value of the conversion feature component upon initial recognition was $442,589. The residual $362,411 value of the $805,000 net proceeds received was allocated on a pro-rata basis between the debt component ($271,642) and the warrants component ($90,769) based on their relative fair values. The debt component was discounted at a rate of 20% and 346,104 subscriber warrants were valued using the Black Scholes valuation model, using the following assumptions: expected life: 2.5 years; volatility: 70%; dividend yield: nil; risk-free rate: 0.18% - 0.22%, market price: $1.50; and exercise price of $1.50. The Company recognized $101,565 of accretion expense relating to accreting the debt component of the Debentures up to their principal value and $38,699 of cash interest payable.
Transaction cost descriptions					The Company incurred $24,507 in transaction costs pursuant to issuing the Debentures, including paying a $15,000 cash commission, issuing 15,000 finder’s warrants exercisable at $1.50 for the earlier of (i) 60 months from the grant date or (ii) 24 months from the Company completing a listing on a Canadian stock exchange and $27 in bank charges. These costs, along with the $45,263 discount, are being amortized over the term of the Debentures. During the year ended June 30, 2021, the Company amortized $13,284 of transaction costs and discount in the statement of loss and comprehensive loss, including $2,025 recorded to the warrants reserve for the value of the finder’s warrants allocated to the warrants component. The 15,000 finder’s warrants were valued using the Black Scholes valuation model, using the following assumption: expected life: 2.5 years; volatility: 70%; dividend yield: nil; risk-free rate: 0.18% - 0.22%, market price: $1.50; and exercise price of $1.50.
Common share per share	$ 1.25
Warrants description		the Company issued 184,000 warrants exercisable at US$9.375 before November 23, 2026. The fair value of the warrants was recorded to share issue costs and was estimated at $937,478 on the date issued assuming an expected volatility of 70% and a risk-free interest rate of 1.58%; an expected life of five years.